Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
iREIT(R) - MarketVector Quality REIT Index ETF
Shareholder Report [Line Items]
Fund Name	iREIT® - MarketVector Quality REIT Index ETF
Class Name	iREIT® - MarketVector Quality REIT Index ETF
Trading Symbol	IRET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the iREIT® - MarketVector Quality REIT Index ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iretetf.com/. You can also request this information by contacting us at (833) 216-0499 or by writing to the iREIT® - MarketVector Quality REIT Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 216-0499
Additional Information Website	https://iretetf.com/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iREIT® - MarketVector Quality REIT Index ETF	$29	0.60%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 3,269,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 12,452
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$3,269
Number of Holdings	37
Total Advisory Fee	$12,452
Portfolio Turnover Rate	91%

Holdings [Text Block]	Security Type - Investments (% of Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-ter.m investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Net Assets)
CareTrust REIT, Inc.	3.8
VICI Properties, Inc.	3.5
SBA Communications Corp.	3.4
Rexford Industrial Realty, Inc.	3.4
Sun Communities, Inc.	3.4
Prologis, Inc.	3.4
Sunstone Hotel Investors, Inc.	3.4
First Industrial Realty Trust, Inc.	3.4
Kite Realty Group Trust	3.4
Realty Income Corp.	3.3